Lease liability - Summary of Lease Liability (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Lease liability - current	£ 179	£ 446
Lease liability - non-current	93	0
Total lease liability	£ 272	£ 446